Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
Trading Symbol	VRS
Entity Registrant Name	VERSO PAPER HOLDINGS LLC
Entity Central Index Key	0001395864
Entity Filer Category	Non-accelerated Filer